Net Loss per Share - Shares excluded from the calculation of diluted net loss per share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	2,571,087	23,325,041	3,559,532	21,293,716	21,396,599
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	416,081	1,275,473	1,159,577	1,313,121	1,523,328
RSUs outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	2,155,006	0	2,364,650	0
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	0	22,014,263	0	19,945,290	19,837,966
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	0	35,305	35,305	35,305	35,305